Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Right-of-use Assets And Lease Liabilities
Schedule of non-cancellable lease contracts	As of June 30, 2024, the Company subsisted of the following non-cancellable lease contracts.
Description of lease	Lease term
Motor vehicles	8 to 9 years
Corporate office premises	1.5 years

Schedule of lease cost recognized of balance sheet

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Right-of-use assets	228,450	182,710	134,821
Lease liabilities
Current	93,000	96,558	71,250
Non-current	98,876	49,691	36,667
	191,876	146,249	107,917

Schedule of lease cost recognized of consolidated statements of income
	For the six months ended June 30,
	2023	2024	2024
	S$	S$	US$

Amortization charge of right-of-use assets	38,343	45,740	33,751
Interest of lease liabilities	7,816	6,477	4,779